SHARE-BASED COMPENSATION - Summary of the Non-vested Shares Activities (Details) - Non-vested shares - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Outstanding at the beginning of the period (in shares)	1,007,050	297,750	199,336
Granted (in shares)	108,750	872,500	350,500
Vested (in shares)	(381,617)	(133,950)	(199,336)
Forfeited (in share)	(52,500)	(29,250)	(52,750)
Outstanding at the end of the period (in shares)	681,683	1,007,050	297,750
Outstanding at the beginning of the period (in dollars per share)	$ 0.525	$ 0.881	$ 0.671
Granted (in dollars per share)	0.43	0.467	0.841
Vested (in dollars per share)	0.636	0.851	0.671
Forfeited (in dollars per share)	0.43	0.925	0.615
Outstanding at the end of the period (in dollars per share)	$ 0.489	$ 0.525	$ 0.881